Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.88%
Australia–2.07%
APA Group	849	$6,668
ASX Ltd.	141	8,322
Aurizon Holdings Ltd.	1,285	4,083
BlueScope Steel Ltd.	545	4,352
Brambles Ltd.	1,106	8,545
Cochlear Ltd.	46	6,267
Coles Group Ltd.	954	12,408
Dexus	805	4,891
Evolution Mining Ltd.	1,133	4,785
Goodman Group	1,199	14,495
GPT Group (The)	1,406	3,893
Insurance Australia Group Ltd.	1,610	5,851
Lendlease Corp. Ltd.	495	4,010
Macquarie Group Ltd.	255	22,589
Mirvac Group	2,727	4,068
Newcrest Mining Ltd.	800	20,264
Ramsay Health Care Ltd.	123	5,443
SEEK Ltd.	284	4,394
Stockland	1,744	3,971
Sydney Airport	1,102	4,166
Transurban Group	2,053	20,339
Woodside Petroleum Ltd.	674	9,627
		183,431
Austria–0.09%
Erste Group Bank AG(a)	203	4,502
OMV AG(a)	123	3,894
		8,396
Belgium–0.20%
KBC Group N.V.	189	10,832
Umicore S.A.	141	6,625
		17,457
Canada–3.41%
Agnico Eagle Mines Ltd.	160	12,706
Bank of Montreal	467	25,549
Bank of Nova Scotia (The)	893	36,675
Canadian National Railway Co.	527	51,478
Canadian Tire Corp. Ltd., Class A	47	4,333
Cenovus Energy, Inc.	889	3,956
CGI, Inc., Class A(a)	244	17,428
Fortis, Inc.	321	13,073
Franco-Nevada Corp.	129	20,620
Intact Financial Corp.	150	16,377
Magna International, Inc.	311	14,374
Manulife Financial Corp.	1,758	23,559
Metro, Inc.	148	6,493
Open Text Corp.	297	13,368
Ritchie Bros. Auctioneers, Inc.	103	4,762
Rogers Communications, Inc., Class B	252	10,291
Suncor Energy, Inc.	1,126	17,712
Teck Resources Ltd., Class B	397	4,022
Shares		Value
Canada–(continued)
WSP Global, Inc.	68	$4,270
		301,046
China–0.08%
BOC Hong Kong Holdings Ltd.	2,500	6,921
Denmark–1.85%
Coloplast A/S, Class B	85	14,497
GN Store Nord A/S	88	5,398
Novo Nordisk A/S, Class B	1,315	86,759
Novozymes A/S, Class B	148	8,879
Orsted A/S(b)	141	20,197
Pandora A/S	148	9,438
Vestas Wind Systems A/S	145	18,744
		163,912
Finland–0.51%
Elisa OYJ	86	5,112
Metso Outotec OYJ	528	3,447
Neles OYJ	123	1,784
Neste OYJ	307	14,122
Orion OYJ, Class B	162	7,077
UPM-Kymmene OYJ	347	9,297
Wartsila OYJ Abp	507	4,257
		45,096
France–3.57%
Accor S.A.(a)	152	3,805
Amundi S.A.(a)(b)	52	3,954
AXA S.A.	1,445	28,920
Carrefour S.A.	431	6,875
Cie Generale des Etablissements Michelin S.C.A.	124	12,975
Danone S.A.	459	30,665
Gecina S.A.	33	4,258
Getlink SE(a)	314	4,725
L’Oreal S.A.	187	62,631
Orange S.A.	1,462	17,128
Schneider Electric SE	451	52,545
SEB S.A.	27	4,469
TOTAL S.A.	1,857	68,947
Unibail-Rodamco-Westfield	102	5,349
Valeo S.A.	335	8,646
		315,892
Germany–4.56%
adidas AG(a)	144	39,835
Allianz SE	312	65,076
Beiersdorf AG	70	8,341
Deutsche Boerse AG	141	25,779
Henkel AG & Co. KGaA, Preference Shares	178	17,537
Merck KGaA	87	11,115
Muenchener Rueckversicherungs-Gesellschaft AG	106	28,182
SAP SE	787	124,496
Sartorius AG, Preference Shares	25	9,593
Siemens AG	573	73,424
		403,378

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Hong Kong–0.68%
Hang Seng Bank Ltd.	600	$9,449
Hong Kong Exchanges & Clearing Ltd.	900	43,036
MTR Corp. Ltd.	1,000	4,973
Swire Pacific Ltd., Class A	500	2,450
		59,908
Ireland–0.45%
CRH PLC	709	25,427
Kerry Group PLC, Class A	110	14,565
		39,992
Italy–0.26%
Intesa Sanpaolo S.p.A.(a)	11,284	22,922
Japan–7.42%
Aeon Co. Ltd.	500	11,828
Ajinomoto Co., Inc.	500	9,032
Asahi Kasei Corp.	900	6,460
Astellas Pharma, Inc.	1,600	25,038
Daifuku Co. Ltd.	100	9,027
Dai-ichi Life Holdings, Inc.	800	9,409
Daiichi Sankyo Co. Ltd.	400	35,187
Daikin Industries Ltd.	200	35,167
Daiwa House Industry Co. Ltd.	400	8,893
Denso Corp.	300	11,071
Eisai Co. Ltd.	200	16,156
Fujitsu Ltd.	100	13,420
Hankyu Hanshin Holdings, Inc.	100	2,868
Honda Motor Co. Ltd.	1,200	29,155
Kansai Paint Co. Ltd.	200	3,866
Kao Corp.	400	29,015
KDDI Corp.	1,200	36,939
Keio Corp.	100	4,981
Kikkoman Corp.	100	4,689
Kobe Bussan Co. Ltd.	100	6,149
Komatsu Ltd.	600	11,837
Mitsui Chemicals, Inc.	200	3,829
Miura Co. Ltd.	100	3,752
MS&AD Insurance Group Holdings, Inc.	300	7,527
Murata Manufacturing Co. Ltd.	400	25,055
Nippon Express Co. Ltd.	100	4,774
Nippon Paint Holdings Co. Ltd.	100	6,808
Nitto Denko Corp.	100	5,672
Nomura Real Estate Master Fund, Inc.	3	3,725
Nomura Research Institute Ltd.	300	7,934
NTT DOCOMO, Inc.	1,000	27,511
Odakyu Electric Railway Co. Ltd.	200	4,175
Omron Corp.	100	7,178
Osaka Gas Co. Ltd.	200	3,690
Panasonic Corp.	1,600	13,743
Rakuten, Inc.	600	5,486
Resona Holdings, Inc.	1,500	4,920
Sekisui Chemical Co. Ltd.	300	4,099
Sekisui House Ltd.	600	10,974
SG Holdings Co. Ltd.	100	3,661
Shimizu Corp.	500	3,603
Shionogi & Co. Ltd.	200	11,879
Sompo Holdings, Inc.	200	6,589
Sony Corp.	900	69,791
Sumitomo Chemical Co. Ltd.	1,400	4,056
Shares		Value
Japan–(continued)
Sumitomo Metal Mining Co. Ltd.	100	$2,992
Sumitomo Mitsui Trust Holdings, Inc.	200	5,165
Suntory Beverage & Food Ltd.	100	3,780
Sysmex Corp.	100	7,700
Toho Gas Co. Ltd.	100	4,327
Tokyo Electron Ltd.	100	27,319
Tokyo Gas Co. Ltd.	300	6,358
Tokyu Corp.	300	3,348
Toray Industries, Inc.	900	3,906
West Japan Railway Co.	100	4,308
Yamaha Corp.	100	4,637
Yaskawa Electric Corp.	200	6,662
Yokogawa Electric Corp.	300	4,610
		655,730
Netherlands–1.93%
Akzo Nobel N.V.	144	13,606
ASML Holding N.V.	320	113,038
Koninklijke DSM N.V.	125	19,087
Koninklijke Vopak N.V.	76	4,150
Wolters Kluwer N.V.	258	20,398
		170,279
New Zealand–0.21%
Auckland International Airport Ltd.	1,011	4,290
Fisher & Paykel Healthcare Corp. Ltd.	417	9,961
Meridian Energy Ltd.	1,313	4,222
		18,473
Norway–0.38%
Equinor ASA	694	10,339
Mowi ASA	283	5,126
Orkla ASA	1,036	10,219
Telenor ASA	492	7,641
		33,325
Portugal–0.19%
EDP - Energias de Portugal S.A.	1,780	9,014
Galp Energia SGPS S.A.	345	3,634
Jeronimo Martins SGPS S.A.	233	3,933
		16,581
Singapore–0.35%
CapitaLand Ltd.	2,000	3,977
DBS Group Holdings Ltd.	1,300	18,541
Keppel Corp. Ltd.	1,000	3,916
Singapore Exchange Ltd.	700	4,179
		30,613
Spain–0.60%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	15,867
Industria de Diseno Textil S.A.	818	21,807
Red Electrica Corp. S.A.	322	6,284
Repsol S.A.	1,117	8,720
		52,678
Sweden–0.82%
Boliden AB	394	10,744
Essity AB, Class B(a)	583	19,202
ICA Gruppen AB	87	4,270
Skandinaviska Enskilda Banken AB, Class A(a)	1,158	11,224
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Sweden–(continued)
Svenska Cellulosa AB S.C.A., Class B(a)	423	$5,117
Svenska Handelsbanken AB, Class A(a)	1,089	10,321
Tele2 AB, Class B	329	4,665
Telia Co. AB	1,832	7,131
		72,674
Switzerland–3.54%
Alcon, Inc.(a)	366	22,116
Coca-Cola HBC AG(a)	164	4,319
Givaudan S.A.	7	28,889
Kuehne + Nagel International AG(a)	37	6,372
Lonza Group AG	55	34,332
Roche Holding AG	525	181,654
Sonova Holding AG(a)	38	8,535
Swiss Re AG	217	17,140
Swisscom AG	18	9,584
		312,941
United Kingdom–4.07%
Associated British Foods PLC	234	5,434
Barratt Developments PLC	695	4,680
Berkeley Group Holdings PLC	79	4,630
British Land Co. PLC (The)	855	4,119
Burberry Group PLC	280	4,615
Coca-Cola European Partners PLC	143	5,887
Compass Group PLC	1,320	18,253
Croda International PLC	84	6,321
DCC PLC	66	5,928
InterContinental Hotels Group PLC	122	5,666
J Sainsbury PLC	1,618	3,975
JD Sports Fashion PLC	523	4,172
Johnson Matthey PLC	161	4,746
Kingfisher PLC	1,562	4,972
Liberty Global PLC, Class C(a)	418	9,514
Linde PLC	401	98,289
Mondi PLC	307	5,508
National Grid PLC	2,598	30,726
RELX PLC	1,431	30,379
Schroders PLC	112	4,368
Segro PLC	825	10,509
SSE PLC	745	12,750
Taylor Wimpey PLC	2,441	3,808
Unilever PLC	865	51,952
Whitbread PLC(a)	156	4,473
WM Morrison Supermarkets PLC	1,748	4,287
WPP PLC	1,372	10,262
		360,223
United States–60.64%
ABIOMED, Inc.(a)	33	9,898
Accenture PLC, Class A	478	107,445
Agilent Technologies, Inc.	229	22,060
Allegion PLC	65	6,465
Ally Financial, Inc.	283	5,688
American Express Co.	519	48,433
American Tower Corp.	332	86,781
AmerisourceBergen Corp.	156	15,630
Amgen, Inc.	440	107,655
Aptiv PLC(a)	201	15,628
Axalta Coating Systems Ltd.(a)	190	4,218
Shares		Value
United States–(continued)
Baker Hughes Co., Class A	489	$7,575
Ball Corp.	242	17,818
Bank of New York Mellon Corp. (The)	593	21,259
Becton, Dickinson and Co.	203	57,112
Best Buy Co., Inc.	222	22,109
Biogen, Inc.(a)	145	39,830
BlackRock, Inc.	114	65,551
BorgWarner, Inc.	146	5,344
Boston Properties, Inc.	106	9,444
Bunge Ltd.	100	4,344
C.H. Robinson Worldwide, Inc.	102	9,559
Cable One, Inc.	3	5,468
Campbell Soup Co.	218	10,806
Cardinal Health, Inc.	297	16,222
Caterpillar, Inc.	412	54,747
CBRE Group, Inc., Class A(a)	246	10,777
Centene Corp.(a)	436	28,449
CenterPoint Energy, Inc.	377	7,167
Cerner Corp.	222	15,418
Charles Schwab Corp. (The)	872	28,907
Chubb Ltd.	338	43,007
Cigna Corp.	277	47,835
Clorox Co. (The)	90	21,286
CME Group, Inc., Class A	269	44,702
CMS Energy Corp.	209	13,414
Colgate-Palmolive Co.	601	46,397
Comerica, Inc.	107	4,122
ConocoPhillips	802	29,987
Consolidated Edison, Inc.	250	19,207
CSX Corp.	580	41,377
Cummins, Inc.	109	21,065
DaVita, Inc.(a)	118	10,312
Deere & Co.	223	39,317
DENTSPLY SIRONA, Inc.	158	7,047
Ecolab, Inc.	191	35,732
Edwards Lifesciences Corp.(a)	465	36,461
Electronic Arts, Inc.(a)	248	35,122
Equinix, Inc.	63	49,485
Eversource Energy	245	22,067
Expeditors International of Washington, Inc.	125	10,564
FactSet Research Systems, Inc.	28	9,696
Fastenal Co.	422	19,851
Ferguson PLC	231	20,659
Fortune Brands Home & Security, Inc.	97	7,421
Franklin Resources, Inc.	221	4,652
General Mills, Inc.	520	32,900
Gilead Sciences, Inc.	958	66,610
Hasbro, Inc.	95	6,912
HCA Healthcare, Inc.	246	31,153
Healthpeak Properties, Inc.	366	9,988
Henry Schein, Inc.(a)	98	6,736
Hess Corp.	203	9,990
Hologic, Inc.(a)	185	12,909
Home Depot, Inc. (The)	818	217,171
Humana, Inc.	97	38,068
IDEX Corp.	55	9,065
IDEXX Laboratories, Inc.(a)	63	25,058
IHS Markit Ltd.	282	22,766
Illinois Tool Works, Inc.	238	44,028
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
International Flavors & Fragrances, Inc.	63	$7,935
Iron Mountain, Inc.	203	5,723
Jazz Pharmaceuticals PLC(a)	37	4,005
Johnson Controls International PLC	581	22,357
Kansas City Southern	70	12,030
Kellogg Co.	184	12,694
KeyCorp	728	8,743
Kimberly-Clark Corp.	285	43,331
Lowe’s Cos., Inc.	570	84,879
lululemon athletica, inc.(a)	93	30,280
M&T Bank Corp.	97	10,277
Marsh & McLennan Cos., Inc.	377	43,958
Mettler-Toledo International, Inc.(a)	18	16,830
Microsoft Corp.	5,356	1,098,034
Mohawk Industries, Inc.(a)	44	3,513
Moody’s Corp.	126	35,444
Mosaic Co. (The)	335	4,512
National Oilwell Varco, Inc.	335	3,856
Newmont Corp.	592	40,966
Nielsen Holdings PLC	290	4,185
NIKE, Inc., Class B	932	90,973
NiSource, Inc.	276	6,748
Norfolk Southern Corp.	193	37,097
Northern Trust Corp.	147	11,517
NVIDIA Corp.	460	195,311
ONEOK, Inc.	329	9,182
Owens Corning	156	9,433
People’s United Financial, Inc.	361	3,895
PepsiCo, Inc.	1,042	143,442
Phillips 66	327	20,281
Pioneer Natural Resources Co.	122	11,824
PNC Financial Services Group, Inc. (The)	326	34,774
Principal Financial Group, Inc.	197	8,359
Procter & Gamble Co. (The)	1,852	242,834
Prologis, Inc.	552	58,192
Prudential Financial, Inc.	295	18,694
Quest Diagnostics, Inc.	94	11,945
Regions Financial Corp.	721	7,830
ResMed, Inc.	106	21,466
Robert Half International, Inc.	82	4,171
Rockwell Automation, Inc.	85	18,542
Roper Technologies, Inc.	79	34,164
salesforce.com, inc.(a)	635	123,730
Shares		Value
United States–(continued)
Sempra Energy	219	$27,257
State Street Corp.	266	16,968
Steel Dynamics, Inc.	155	4,249
STERIS PLC	59	9,418
SVB Financial Group(a)	38	8,522
T. Rowe Price Group, Inc.	175	24,167
Teladoc Health, Inc.(a)	52	12,357
Teledyne Technologies, Inc.(a)	27	8,281
Tesla, Inc.(a)	110	157,384
Tiffany & Co.	77	9,653
Tractor Supply Co.	83	11,847
Trane Technologies PLC	178	19,913
Travelers Cos., Inc. (The)	190	21,740
UGI Corp.	154	5,134
Vail Resorts, Inc.	30	5,761
Varian Medical Systems, Inc.(a)	64	9,134
Vertex Pharmaceuticals, Inc.(a)	188	51,136
VF Corp.	247	14,909
W.W. Grainger, Inc.	33	11,270
Walt Disney Co. (The)	1,358	158,805
Waters Corp.(a)	45	9,592
WEC Energy Group, Inc.	236	22,481
West Pharmaceutical Services, Inc.	51	13,712
Xylem, Inc.	134	9,779
Zions Bancorporation N.A.	121	3,929
Zoetis, Inc.	354	53,695
		5,360,995
Total Common Stocks & Other Equity Interests (Cost $7,951,596)		8,652,863
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	62,364	62,364
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	47,136	47,164
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	71,274	71,274
Total Money Market Funds (Cost $180,799)		180,802
TOTAL INVESTMENTS IN SECURITIES—99.92% (Cost $8,132,395)		8,833,665
OTHER ASSETS LESS LIABILITIES–0.08%		6,753
NET ASSETS–100.00%		$8,840,418
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $24,151, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,294	$707,956	$(680,886)	$-	$-	$62,364	$353
Invesco Liquid Assets Portfolio, Institutional Class	25,232	506,375	(484,473)	-	30	47,164	449
Invesco Treasury Portfolio, Institutional Class	40,335	809,092	(778,153)	-	-	71,274	387
Total	$100,861	$2,023,423	$(1,943,512)	$-	$30	$180,802	$1,189

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	2	September-2020	$135,940	$6,737	$6,737
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$183,431	$—	$183,431
Austria	—	8,396	—	8,396
Belgium	—	17,457	—	17,457
Canada	301,046	—	—	301,046
China	—	6,921	—	6,921
Denmark	—	163,912	—	163,912
Finland	—	45,096	—	45,096
France	5,349	310,543	—	315,892
Germany	—	403,378	—	403,378
Hong Kong	—	59,908	—	59,908
Ireland	—	39,992	—	39,992
Italy	—	22,922	—	22,922
Japan	—	655,730	—	655,730
Netherlands	—	170,279	—	170,279
New Zealand	—	18,473	—	18,473
Norway	—	33,325	—	33,325
Portugal	—	16,581	—	16,581
Singapore	—	30,613	—	30,613
Spain	—	52,678	—	52,678
Sweden	—	72,674	—	72,674
Switzerland	—	312,941	—	312,941
United Kingdom	113,690	246,533	—	360,223
United States	5,340,336	20,659	—	5,360,995
Money Market Funds	180,802	—	—	180,802
Total Investments in Securities	5,941,223	2,892,442	—	8,833,665
Other Investments - Assets*
Futures Contracts	6,737	—	—	6,737
Total Investments	$5,947,960	$2,892,442	$—	$8,840,402

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco MSCI World SRI Index Fund